GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Jun. 30, 2012
GOODWILL AND PURCHASED INTANGIBLE ASSETS
Weighted average amortization period of purchased intangible assets																6 years
Amortization expense	$ 4,266	$ 3,668	$ 4,039	$ 4,074	$ 4,257	$ 4,312	$ 2,038	$ 1,740	$ 1,698	$ 1,710	$ 1,698	$ 7,830	$ 7,707	$ 6,350	$ 10,607	$ 14,828	$ 14,681	$ 6,846	$ 6,432
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount				85,517				43,018								85,705	85,517	43,018	38,401
Amortized intangible assets, Accumulated Amortization				(31,378)				(16,723)								(46,331)	(31,378)	(16,723)	(9,783)
Total intangible assets, Net Carrying Amount	62,930	46,493	50,147	54,139	58,290	62,529	67,204	26,295	34,035	25,274	26,952	62,930	46,493	62,529	58,290	39,374	54,139	26,295	28,618	42,836
Expected amortization for purchased intangibles for each of the next five years
2013																12,246
2014																9,330
2015																6,495
2016																3,802
2017																1,962
Thereafter																5,539
Total expected amortization for purchased intangibles																39,374
Contract and program intangibles
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount				70,159				38,560								71,145	70,159	38,560	35,614
Amortized intangible assets, Accumulated Amortization				(27,921)				(15,170)								(40,785)	(27,921)	(15,170)	(8,875)
Total intangible assets, Net Carrying Amount				42,238				23,390								30,360	42,238	23,390	26,739
In-process research & development
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount				798				1,671									798	1,671
Total intangible assets, Net Carrying Amount				798				1,671									798	1,671
Other purchased intangibles
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount				14,560				2,787								14,560	14,560	2,787	2,787
Amortized intangible assets, Accumulated Amortization				(3,457)				(1,553)								(5,546)	(3,457)	(1,553)	(908)
Total intangible assets, Net Carrying Amount				11,103				1,234								9,014	11,103	1,234	1,879
Transportation Systems
Expected amortization for purchased intangibles for each of the next five years
2013																1,671
2014																1,671
2015																1,476
2016																1,380
2017																1,380
Thereafter																2,415
Total expected amortization for purchased intangibles																9,993
Defense Systems
Expected amortization for purchased intangibles for each of the next five years
2013																1,019
2014																593
2015																209
2016																66
Total expected amortization for purchased intangibles																1,887
Mission Support Services
Expected amortization for purchased intangibles for each of the next five years
2013																9,556
2014																7,066
2015																4,810
2016																2,356
2017																582
Thereafter																3,124
Total expected amortization for purchased intangibles																$ 27,494